Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of transactions between related parties [line items]
Net income / (loss)	$ (15)	$ (22)
Loans	209	209
Deposits	253	277
Guarantees and commitments	$ 46	$ 55